Condensed Financial Information Of Registrant	11 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information Of Registrant
18.	CONDENSED FINANCIAL INFORMATION OF REGISTRANT
FIRST ADVANTAGE CORPORATION
(PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
(in thousands, except share and per share data)

	As of December 31,
	2019	2020
ASSETS
Investment in subsidiaries	$—	$792,394

LIABILITIES AND EQUITY

Liabilities	$—	$—

EQUITY
Common stock—$0.001 par value; 1,000,000,000 shares authorized; 130,000,000 shares issued and outstanding as of December 31, 2020	—	130
Additional paid-in-capital	—	837,272
Accumulated deficit	—	(47,492)
Accumulated other comprehensive income	—	2,484

Total equity	—	792,394

TOTAL LIABILITIES AND EQUITY	$—	$792,394

The accompanying note is an integral part of these condensed financial statements.
FIRST ADVANTAGE CORPORATION
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)
(in thousands, except share and per share data)

	For the Period from November 15, 2019 through December 31, 2019	For the Year Ended December 31, 2020
Equity in net (loss) of subsidiaries	$—	$(47,492)

NET (LOSS)	—	(47,492)

Foreign currency translation adjustments	—	2,484

COMPREHENSIVE (LOSS)	$—	$(45,008)

NET (LOSS)	$—	$(47,492)
Basic and diluted net (loss) per share	$—	$(0.37)
Weighted average number of shares outstanding – basic and diluted	130,000,000	130,000,000
A statement of cash flows has not been presented as First Advantage Corporation parent company did not have any cash as of, or at any point in time during, the period ended December 31, 2019 and the year ended December 31, 2020.
The accompanying note is an integral part of these condensed financial statements.
Note to Condensed Financial Statements of Registrant (Parent Company Only)
Basis of Presentation
Fastball Intermediate, Inc. was formed on November 15, 2019. In March 2021, Fastball Intermediate, Inc. changed its name to First Advantage Corporation. Prior to the Silver Lake Transaction, the Company had no operations of its own and held no equity interest in any operating subsidiaries.
These condensed parent company-only financial statements have been prepared in accordance with Rule
12-04,
Schedule I of Regulation
S-X,
as the restricted net assets of the subsidiaries of First Advantage Corporation (as defined in Rule
4-08(e)(3)
of Regulation
S-X)
exceed the specified threshold amount of the consolidated net assets of the Company. Because we have a consolidated accumulated deficit, the 25% threshold described in Rule
4-08
does not apply and any restrictions of net assets at our subsidiaries trigger the requirement to present parent company-only financial information. The ability of First Advantage Corporation’s operating subsidiaries to pay dividends may be restricted due to the terms of the subsidiaries’ outstanding term loan and revolving credit facility borrowings under the Successor Credit Facilities, as described in Note 7 to the audited consolidated financial statements.
These condensed parent company-only financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. These condensed parent company-only financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included elsewhere in this prospectus.